Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of comprehensive income [abstract]
Profit (loss) for the period	R$ 104,161	R$ (29,595)	R$ 192,550	R$ (42,892)
Other comprehensive income [abstract]
Change in fair value - financial assets at FVOCI	(98,003)	94,465	177,437	(139,394)
Related tax - financial assets FVOCI	44,100	(59,715)	(79,848)	62,233
Net change in fair value - financial assets at FVOCI	(53,903)	34,750	97,589	(77,161)
Hedge of net investments in operations abroad	(4,351)	(1,860)	6,717	(8,692)
Fair value change	(7,909)	(1,860)	6,841	(8,692)
Tax Effect	3,558	0	(124)	0
Current translation adjustment in foreign entities	11,039	1,860	(8,468)	(1,979)
Effects of corporate reorganization in non-controlling interest without a change in control	0	(51,955)	0	(665,673)
Others	(3)	0	21	0
Other comprehensive income	(47,218)	(17,205)	95,859	(753,505)
Total comprehensive income (loss) for the period	56,943	(46,800)	288,409	(796,397)
To owners of the company	44,074	(47,213)	247,302	(796,831)
To non-controlling interest	R$ 12,870	R$ 413	R$ 41,107	R$ 434